Lease	12 Months Ended
Dec. 31, 2022
Lease
Lease.
6.	Lease

As of December 31, 2022, the Group operated 33 leased hotels, leasing the underlying buildings. The Group generally enters into lease agreements with initial terms of 5 to 15 years. Some of the lease agreements contain renewal options. Such options are accounted for only when it is reasonably certain that the Group will exercise the options. The rent under current hotel lease agreements is generally payable in fixed rent. In addition to hotels leases, the Group also leases office spaces and logistics centers. The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Prior to the adoption of ASC 842 on January 1, 2022, operating leases were not recognized on the balance sheet of the Group, but rent expenses were recognized on a straight-line basis over the lease term. Upon adoption, right-of-use assets and lease liabilities are recognized upon lease commencement for operating leases. Variable lease payments that do not depend on a rate or index are expensed as incurred. The Group has elected not to recognize right-of-use assets or lease liabilities for leases with an initial term of 12 months or less and the Group recognizes lease expense for these leases on a straight-line basis over the lease term. In addition, the Group has elected not to separate non- lease components (e.g., common area maintenance fees) from the lease components.

In limited cases, the Group sublease certain hotels areas to third parties. Income from sublease agreements with third parties are included in retail revenues and others, within the consolidated statements of comprehensive income. The impact of ASC 842 on the Group’s accounting as a lessor was not significant.

Supplemental Balance Sheet

As of
December 31, 2022
RMB’000
Assets
Operating lease right-of-use assets	1,932,000
Liabilities
Current
Operating lease liabilities	319,598
Non-current
Operating lease liabilities	1,805,402
Total lease liabilities	2,125,000

Summary of Lease Cost

	Years ended
	December 31, 2022	Account Classification
	RMB ‘000
Operating lease cost	362,689	Hotel operating costs, Other operating costs, General and administrative expenses
Variable lease cost(a)	(20,684)	Hotel operating costs, Other operating costs
Sublease income	(9,019)	Retail revenues and others
Total lease cost	332,986
(a)

The Group was granted RMB27,122 in lease concessions from landlords related to the effects of the COVID-19 pandemic in 2022. The lease concessions were primarily in the form of rent reduction over the period during which the Group’s hotel business was adversely impacted. The Group applied the interpretive guidance in a FASB staff Q&A document issued in April 2020 and elected: (1) not to evaluate whether a concession received in response to the COVID-19 pandemic is a lease modification and (2) to assume such concession was contemplated as part of the existing lease contract with no contract modification. Such concession was recognized as negative variable lease cost in the period the concession was granted.

(b)

The total lease cost in 2020 and 2021 were RMB358,853 and RMB366,763, respectively, which included RMB12,668 and RMB646 of lease concessions from landlords related to the effects of the COVID-19 pandemic.

Supplemental Cash Flow Information

Years ended
December 31, 2022
RMB ‘000
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	341,348

As of
December 31, 2022
Lease term and Discount Rate
Weighted-average remaining lease term (years)
Operating leases	7.82
Weighted-average discount rate
Operating leases	4.39%

Summary of Future Lease Payments and Lease Liabilities

Maturities of operating lease liabilities as of December 31, 2022 were as follows:

RMB ‘000
2023	404,020
2024	341,576
2025	304,923
2026	284,170
Thereafter	1,175,366
Total undiscounted lease payment	2,510,055
Less: imputed interest(a)	(385,055)
Present value of lease liabilities	2,125,000
(a)	As the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at the lease commencement date in determining the imputed interest and present value of lease payments. The incremental borrowing rate on January 1, 2022 was used for operating leases that commenced prior to that date.